Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Jun. 30, 2013 Successor [Member]	Jun. 30, 2014 Successor [Member]	Jun. 30, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]	Jun. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Net (loss) income	$ (4,460)				$ (80)	$ 1,488	$ (4,460)	$ (195,625)	$ (5,764)	$ 9,573	$ 13,514	$ 46,266	$ 1,353
Other comprehensive (loss) income, before tax
Foreign currency translation adjustments						19,688	22,975	(659)	(5,453)	(22,009)	(6,136)	(6,232)	(5,683)
Pension and postretirement plans		41	379	701			217	3,534			30,716	(16,653)	(22,691)
Unrealized gain (loss) on available for sale securities						57	6	65	(96)	49	223	290	(153)
Derivative financial instruments revaluation						(178)	(163)	163	130	(650)	(384)	3,047	3,485
Total other comprehensive (loss) income, before tax						19,567	23,035	3,103	(5,419)	(22,610)	24,419	(19,548)	(25,042)
Income tax (expense) benefit on comprehensive (loss) income						53	72	(1,838)	(12)	210	(10,082)	4,247	6,085
Other comprehensive income (loss), net of tax						19,620	23,107	1,265	(5,431)	(22,400)	14,337	(15,301)	(18,957)
Comprehensive loss (income) attributable to the non-controlling interests						(3,209)	(4,674)	1,403	(91)	(148)	(292)	(299)	(366)
Comprehensive (loss) income attributable to Common Shareholders					$ (80)	$ 17,899	$ 13,973	$ (192,957)	$ (11,286)	$ (12,975)	$ 27,559	$ 30,666	$ (17,970)